UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08637

The Pacific Corporate Group Private Equity Fund
(Exact name of registrant as specified in charter)

1200 Prospect Street, Suite 200, La Jolla, California         92037
(Address of principal executive offices)                        (Zip code)

The Corporation Trust Company, Corporation Trust Center, 1209 Orange Street, Wilmington, Delaware 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 858-456-6000

Date of fiscal year end:  3/31/08

Date of reporting period:  6/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.     Schedule of Investments.

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited)
As of June 30, 2007
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Direct Investments:

Manufacturing:
ADCO Global, Inc.
Raleigh, NC
Adhesives, sealants and coatings
8,638 shares of redeemable exchangeable
cumulative preferred stock, 10% PIK dividend	$863,700	$1,200,000
1,000 shares of common stock	1,000,000	1,000,000

Total Manufacturing	1,863,700	2,200,000	4.72%	4.72%

Telecommunications:
Integra Telecom, Inc.
Portland, OR
Facilities-based, integrated communications provider
4,000,000 shares of Series F preferred stock	1,000,000	8,157,000
Warrant to purchase 71,222 shares of Class A voting
common stock at $.05 per share, expiring 1/14/10	0	171,372
185,000 shares of Series H preferred stock	185,000	555,000
Warrant to purchase 637,788 shares of Class A voting
common stock at $.0005 per share, expiring 7/03/12	0	1,534,628

Total Telecommunications	1,185,000	10,418,000	22.37%	22.37%

Total Direct Investments	3,048,700	12,618,000	27.09%	27.09%

Indirect Investments:

International:
CVC European Equity Partners II L.P.	1,590,798	2,278,938	4.89%	4.89%
€7,500,000 original capital commitment
.300% limited partnership interest

Hicks, Muse, Tate & Furst Latin America Fund, L.P.	783,395	854,764	1.84%	1.84%
$2,500,000 original capital commitment
.267% limited partnership interest

Total International	2,374,193	3,133,702	6.73%	6.73%

Large Corporate Restructuring:
Apollo Investment Fund IV, L.P.	1,340,828	2,409,137	5.17%	5.17%
$5,000,000 original capital commitment
.139% limited partnership interest

Hicks, Muse, Tate & Furst Equity Fund IV, L.P.	280,797	340,897	0.73%	0.73%
$5,000,000 original capital commitment
.124% limited partnership interest

Total Large Corporate Restructuring	1,621,625	2,750,034	5.90%	5.90%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of June 30, 2007
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets
Medium Corporate Restructuring:
Aurora Equity Partners II L.P.	$2,460,130	$4,289,615	9.20%	9.20%
$5,000,000 original capital commitment
.663% limited partnership interest

Fenway Partners Capital Fund II, L.P.	2,649,276	2,649,276	5.70%	5.70%
$5,000,000 original capital commitment
.550% limited partnership interest

Parthenon Investors, L.P.	1,852,002	1,928,646	4.14%	4.14%
$3,500,000 original capital commitment
.990% limited partnership interest

Thomas H. Lee Equity Fund IV, L.P.	1,221,670	1,221,670	2.62%	2.62%
$9,514,196 original capital commitment
.342% limited partnership interest

Total Medium Corporate Restructuring	8,183,078	10,089,207	21.66%	21.66%

Sector Focused:
First Reserve Fund VIII, L.P.	417,214	74,000	0.16%	0.16%
$5,000,000 original capital commitment
.616% limited partnership interest

Providence Equity Partners III, L.P.	94,603	99,335	0.22%	0.22%
Providence Equity Offshore Partners III, L.P.	1,154	6,472	0.01%	0.01%
$3,500,000 original capital commitment	95,757	105,807	0.23%	0.23%
.372% limited partnership interest

VS&A Communications Partners III, L.P.	1,080,470	1,035,958	2.22%	2.22%
$3,000,000 original capital commitment
.293% limited partnership interest

Total Sector Focused	1,593,441	1,215,765	2.61%	2.61%

Small Corporate Restructuring:
American Securities Partners II, L.P.	163,637	227,787	0.50%	0.50%
$5,000,000 original capital commitment
1.429% limited partnership interest

Sentinel Capital Partners II, L.P.	1,055,771	1,080,399	2.32%	2.32%
$5,000,000 original capital commitment
3.973% limited partnership interest

Washington & Congress Capital Partners, L.P.
(f/k/a Triumph Partners III, L.P.)	680,140	606,540	1.30%	1.30%
$5,000,000 original capital commitment
.831% limited partnership interest

Total Small Corporate Restructuring	1,899,548	1,914,726	4.12%	4.12%

THE PACIFIC CORPORATE GROUP PRIVATE EQUITY FUND
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS (Unaudited), continued
As of June 30, 2007
			Fair Value	Fair Value
	Principal		% of	as a
	Amount/		Shareholders’	% of
	Cost	Fair Value	Equity	Net Assets

Venture Capital:
Alta California Partners II, L.P.	$1,070,217	$1,139,067	2.45%	2.45%
$4,000,000 original capital commitment
1.783% limited partnership interest

Atlas Venture Fund IV, L.P.	166,848	198,710	0.43%	0.43%
$1,540,000 original capital commitment
.381% limited partnership interest

Sprout Capital VIII, L.P.	1,098,039	1,186,446	2.55%	2.55%
$5,000,000 original capital commitment
.667% limited partnership interest

Total Venture Capital	2,335,104	2,524,223	5.43%	5.43%

Total Indirect Investments	18,006,989	21,627,657	46.45%	46.45%

Total Portfolio Investments	$21,055,689	$34,245,657	73.54%	73.54%

(a)
In May 2007, the Trust received an in-kind distribution from Alta California Partners II, L.P. of 11,412 common shares of Renovis, Inc. valued at $42,236 with a cost of $42,236.  Such securities were sold in May 2007 for $36,791, resulting in a realized loss of $5,445.

(b)
In May 2007, the Trust received an in-kind distribution from Sprout Capital VIII, L.P. of 4,513 common shares of Phase Forward Inc. valued at $73,833 with a cost of $26,040.  Such securities were sold in June 2007 for $71,891, resulting in a realized gain of $45,851.

(c)	For the three months ended June 30, 2007, the Trust wrote-off a portion of the cost of the following Indirect Investments, resulting in a realized loss of $442,242:

Fenway Capital Partners II, L.P.                                                                                 $   106,404
Thomas H. Lee Equity Fund IV, L.P.                                                                              335,838
Total                  $   442,242

Item 2.      Controls and Procedures.

Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Certifications attached hereto.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Pacific Corporate Group Private Equity Fund

By   /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date:  August 29, 2007

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By    /s/ Christopher J. Bower
Christopher J. Bower
President / Principal Executive Officer

Date:  August 29, 2007

By   /s/ Samantha Sacks
Samantha Sacks
Vice President, Treasurer and Secretary/ Principal Financial Officer

Date: August 29, 2007